Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	PORTAGE BIOTECH INC.
Entity Central Index Key	0001095435
Document Type	20-F
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity a Well-known Seasoned Issuer	No
Entity's Reporting Status Current	No
Entity a Voluntary Filer	No
Entity Ex Transition Period	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,085,789,986
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Incorporation State Country Code	A6
Entity Interactive Data Current	No
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false